Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Document Period End Date	Jun. 30, 2024
C000012002 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Institutional Shares
Trading Symbol	STLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	4.70%	9.68%	4.80%	4.70%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Dynamic Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 256,301,840
Holdings Count | Holding	29
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$256,301,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	47.5%
Equity Funds	36.7
Money Market Funds	15.4
Other Assets Less Liabilities	0.4
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	39.2%
Diversified Equity Master Portfolio	22.5
iShares TIPS Bond ETF	7.8
BlackRock Tactical Opportunities Fund, Class K	4.6
International Tilts Master Portfolio	4.3
BlackRock Advantage Emerging Markets Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	2.2
iShares Developed Real Estate Index Fund, Class K	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	39.2%
Diversified Equity Master Portfolio	22.5
iShares TIPS Bond ETF	7.8
BlackRock Tactical Opportunities Fund, Class K	4.6
International Tilts Master Portfolio	4.3
BlackRock Advantage Emerging Markets Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	2.2
iShares Developed Real Estate Index Fund, Class K	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

C000012001 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Investor A Shares
Trading Symbol	LPRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	4.58%	9.41%	4.54%	4.44%
Investor A Shares (with sales charge)	(0.91)	3.66	3.42	3.88
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Dynamic Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 256,301,840
Holdings Count | Holding	29
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$256,301,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	47.5%
Equity Funds	36.7
Money Market Funds	15.4
Other Assets Less Liabilities	0.4
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	39.2%
Diversified Equity Master Portfolio	22.5
iShares TIPS Bond ETF	7.8
BlackRock Tactical Opportunities Fund, Class K	4.6
International Tilts Master Portfolio	4.3
BlackRock Advantage Emerging Markets Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	2.2
iShares Developed Real Estate Index Fund, Class K	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	39.2%
Diversified Equity Master Portfolio	22.5
iShares TIPS Bond ETF	7.8
BlackRock Tactical Opportunities Fund, Class K	4.6
International Tilts Master Portfolio	4.3
BlackRock Advantage Emerging Markets Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	2.2
iShares Developed Real Estate Index Fund, Class K	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

C000088841 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Investor C Shares
Trading Symbol	LPCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$73	1.43%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	4.18%	8.56%	3.75%	3.80%
Investor C Shares (with sales charge)	3.19	7.59	3.75	3.80
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Dynamic Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 256,301,840
Holdings Count | Holding	29
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$256,301,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	47.5%
Equity Funds	36.7
Money Market Funds	15.4
Other Assets Less Liabilities	0.4
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	39.2%
Diversified Equity Master Portfolio	22.5
iShares TIPS Bond ETF	7.8
BlackRock Tactical Opportunities Fund, Class K	4.6
International Tilts Master Portfolio	4.3
BlackRock Advantage Emerging Markets Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	2.2
iShares Developed Real Estate Index Fund, Class K	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	39.2%
Diversified Equity Master Portfolio	22.5
iShares TIPS Bond ETF	7.8
BlackRock Tactical Opportunities Fund, Class K	4.6
International Tilts Master Portfolio	4.3
BlackRock Advantage Emerging Markets Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	2.2
iShares Developed Real Estate Index Fund, Class K	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

C000051483 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Class K Shares
Trading Symbol	LPSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	4.83%	9.98%	5.07%	4.96%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Dynamic Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 256,301,840
Holdings Count | Holding	29
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$256,301,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	47.5%
Equity Funds	36.7
Money Market Funds	15.4
Other Assets Less Liabilities	0.4
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	39.2%
Diversified Equity Master Portfolio	22.5
iShares TIPS Bond ETF	7.8
BlackRock Tactical Opportunities Fund, Class K	4.6
International Tilts Master Portfolio	4.3
BlackRock Advantage Emerging Markets Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	2.2
iShares Developed Real Estate Index Fund, Class K	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	39.2%
Diversified Equity Master Portfolio	22.5
iShares TIPS Bond ETF	7.8
BlackRock Tactical Opportunities Fund, Class K	4.6
International Tilts Master Portfolio	4.3
BlackRock Advantage Emerging Markets Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	2.2
iShares Developed Real Estate Index Fund, Class K	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

C000082489 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Class R Shares
Trading Symbol	LPRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	4.58%	9.26%	4.34%	4.22%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Dynamic Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 256,301,840
Holdings Count | Holding	29
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$256,301,840
Number of Portfolio Holdings	29
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	47.5%
Equity Funds	36.7
Money Market Funds	15.4
Other Assets Less Liabilities	0.4
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	39.2%
Diversified Equity Master Portfolio	22.5
iShares TIPS Bond ETF	7.8
BlackRock Tactical Opportunities Fund, Class K	4.6
International Tilts Master Portfolio	4.3
BlackRock Advantage Emerging Markets Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	2.2
iShares Developed Real Estate Index Fund, Class K	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	39.2%
Diversified Equity Master Portfolio	22.5
iShares TIPS Bond ETF	7.8
BlackRock Tactical Opportunities Fund, Class K	4.6
International Tilts Master Portfolio	4.3
BlackRock Advantage Emerging Markets Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	2.2
iShares Developed Real Estate Index Fund, Class K	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

C000187070 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Institutional Shares
Trading Symbol	LPDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Institutional Shares	11.26%	19.53%	10.15%	9.73%
Russell 1000® Index	14.24	23.88	14.61	13.87
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	0.84
LifePath Dynamic 2060 Fund Custom Benchmark	9.81	18.16	10.22	9.72

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 54,496,962
Holdings Count | Holding	30
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$54,496,962
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.5%
Money Market Funds	22.1
Fixed-Income Funds	0.9
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	52.8%
International Tilts Master Portfolio	13.3
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	2.3
iShares MSCI Canada ETF	2.1
BlackRock Advantage Emerging Markets Fund, Class K	2.0
iShares MSCI EAFE Small-Cap ETF	1.0
iShares MSCI EAFE ETF	0.8
BlackRock High Yield Bond Portfolio, Class K	0.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	52.8%
International Tilts Master Portfolio	13.3
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	2.3
iShares MSCI Canada ETF	2.1
BlackRock Advantage Emerging Markets Fund, Class K	2.0
iShares MSCI EAFE Small-Cap ETF	1.0
iShares MSCI EAFE ETF	0.8
BlackRock High Yield Bond Portfolio, Class K	0.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
(a)	Excludes short-term securities.

C000187068 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Investor A Shares
Trading Symbol	LPDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Investor A Shares	11.15%	19.20%	9.88%	9.45%
Investor A Shares (with sales charge)	5.31	12.94	8.70	8.62
Russell 1000® Index	14.24	23.88	14.61	13.87
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	0.84
LifePath Dynamic 2060 Fund Custom Benchmark	9.81	18.16	10.22	9.72

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 54,496,962
Holdings Count | Holding	30
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$54,496,962
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.5%
Money Market Funds	22.1
Fixed-Income Funds	0.9
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	52.8%
International Tilts Master Portfolio	13.3
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	2.3
iShares MSCI Canada ETF	2.1
BlackRock Advantage Emerging Markets Fund, Class K	2.0
iShares MSCI EAFE Small-Cap ETF	1.0
iShares MSCI EAFE ETF	0.8
BlackRock High Yield Bond Portfolio, Class K	0.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	52.8%
International Tilts Master Portfolio	13.3
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	2.3
iShares MSCI Canada ETF	2.1
BlackRock Advantage Emerging Markets Fund, Class K	2.0
iShares MSCI EAFE Small-Cap ETF	1.0
iShares MSCI EAFE ETF	0.8
BlackRock High Yield Bond Portfolio, Class K	0.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
(a)	Excludes short-term securities.

C000187069 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Investor C Shares
Trading Symbol	LPDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$84	1.61%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.61%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Investor C Shares	10.70%	18.21%	9.05%	8.60%
Investor C Shares (with sales charge)	9.70	17.21	9.05	8.60
Russell 1000® Index	14.24	23.88	14.61	13.87
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	0.84
LifePath Dynamic 2060 Fund Custom Benchmark	9.81	18.16	10.22	9.72

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 54,496,962
Holdings Count | Holding	30
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$54,496,962
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.5%
Money Market Funds	22.1
Fixed-Income Funds	0.9
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	52.8%
International Tilts Master Portfolio	13.3
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	2.3
iShares MSCI Canada ETF	2.1
BlackRock Advantage Emerging Markets Fund, Class K	2.0
iShares MSCI EAFE Small-Cap ETF	1.0
iShares MSCI EAFE ETF	0.8
BlackRock High Yield Bond Portfolio, Class K	0.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	52.8%
International Tilts Master Portfolio	13.3
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	2.3
iShares MSCI Canada ETF	2.1
BlackRock Advantage Emerging Markets Fund, Class K	2.0
iShares MSCI EAFE Small-Cap ETF	1.0
iShares MSCI EAFE ETF	0.8
BlackRock High Yield Bond Portfolio, Class K	0.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
(a)	Excludes short-term securities.

C000187072 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Class K Shares
Trading Symbol	LPDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Class K Shares	11.46%	19.77%	10.43%	9.98%
Russell 1000® Index	14.24	23.88	14.61	13.87
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	0.84
LifePath Dynamic 2060 Fund Custom Benchmark	9.81	18.16	10.22	9.72

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 54,496,962
Holdings Count | Holding	30
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$54,496,962
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.5%
Money Market Funds	22.1
Fixed-Income Funds	0.9
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	52.8%
International Tilts Master Portfolio	13.3
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	2.3
iShares MSCI Canada ETF	2.1
BlackRock Advantage Emerging Markets Fund, Class K	2.0
iShares MSCI EAFE Small-Cap ETF	1.0
iShares MSCI EAFE ETF	0.8
BlackRock High Yield Bond Portfolio, Class K	0.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	52.8%
International Tilts Master Portfolio	13.3
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	2.3
iShares MSCI Canada ETF	2.1
BlackRock Advantage Emerging Markets Fund, Class K	2.0
iShares MSCI EAFE Small-Cap ETF	1.0
iShares MSCI EAFE ETF	0.8
BlackRock High Yield Bond Portfolio, Class K	0.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
(a)	Excludes short-term securities.

C000187071 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Class R Shares
Trading Symbol	LPDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Class R Shares	11.01%	18.93%	9.66%	9.23%
Russell 1000® Index	14.24	23.88	14.61	13.87
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	0.84
LifePath Dynamic 2060 Fund Custom Benchmark	9.81	18.16	10.22	9.72

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 54,496,962
Holdings Count | Holding	30
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$54,496,962
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.5%
Money Market Funds	22.1
Fixed-Income Funds	0.9
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	52.8%
International Tilts Master Portfolio	13.3
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	2.3
iShares MSCI Canada ETF	2.1
BlackRock Advantage Emerging Markets Fund, Class K	2.0
iShares MSCI EAFE Small-Cap ETF	1.0
iShares MSCI EAFE ETF	0.8
BlackRock High Yield Bond Portfolio, Class K	0.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	52.8%
International Tilts Master Portfolio	13.3
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	2.3
iShares MSCI Canada ETF	2.1
BlackRock Advantage Emerging Markets Fund, Class K	2.0
iShares MSCI EAFE Small-Cap ETF	1.0
iShares MSCI EAFE ETF	0.8
BlackRock High Yield Bond Portfolio, Class K	0.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
(a)	Excludes short-term securities.

C000213837 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Institutional Shares
Trading Symbol	LIWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Institutional Shares	9.86%	17.98%	10.30%
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Index 2065 Fund Custom Benchmark	9.80	18.16	10.23

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 756,747,946
Holdings Count | Holding	7
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$756,747,946
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0
Money Market Funds	0.2
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.9
iShares TIPS Bond ETF	0.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.9
iShares TIPS Bond ETF	0.1
(a)	Excludes short-term securities.

C000213836 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Investor A Shares
Trading Symbol	LIWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Investor A Shares	9.71%	17.71%	10.03%
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Index 2065 Fund Custom Benchmark	9.80	18.16	10.23

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 756,747,946
Holdings Count | Holding	7
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$756,747,946
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0
Money Market Funds	0.2
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.9
iShares TIPS Bond ETF	0.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.9
iShares TIPS Bond ETF	0.1
(a)	Excludes short-term securities.

C000213838 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Investor P Shares
Trading Symbol	LIWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Investor P Shares	9.72%	17.61%	10.02%
Investor P Shares (with sales charge)	3.93	11.45	8.77
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Index 2065 Fund Custom Benchmark	9.80	18.16	10.23

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 756,747,946
Holdings Count | Holding	7
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$756,747,946
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0
Money Market Funds	0.2
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.9
iShares TIPS Bond ETF	0.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.9
iShares TIPS Bond ETF	0.1
(a)Excludes short-term securities.
C000213835 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2065 Fund
Class Name	Class K Shares
Trading Symbol	LIWKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Class K Shares	9.93%	18.00%	10.36%
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Index 2065 Fund Custom Benchmark	9.80	18.16	10.23

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 756,747,946
Holdings Count | Holding	7
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$756,747,946
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0
Money Market Funds	0.2
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.9
iShares TIPS Bond ETF	0.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.9
iShares TIPS Bond ETF	0.1
(a)Excludes short-term securities.
C000011998 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Institutional Shares
Trading Symbol	STLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	6.30%	12.00%	6.78%	6.35%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	5.04	10.97	6.29	5.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 355,627,275
Holdings Count | Holding	30
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$355,627,275
Number of Portfolio Holdings	30
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	33.2
Money Market Funds	17.6
Liabilities in Excess of Other Assets	(1.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	32.2%
BlackRock Diversified Fixed Income Fund, Class K	23.7
International Tilts Master Portfolio	8.2
iShares TIPS Bond ETF	7.0
BlackRock Tactical Opportunities Fund, Class K	4.0
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
iShares Developed Real Estate Index Fund, Class K	1.6
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	32.2%
BlackRock Diversified Fixed Income Fund, Class K	23.7
International Tilts Master Portfolio	8.2
iShares TIPS Bond ETF	7.0
BlackRock Tactical Opportunities Fund, Class K	4.0
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
iShares Developed Real Estate Index Fund, Class K	1.6
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000011997 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Investor A Shares
Trading Symbol	LPRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	6.22%	11.78%	6.51%	6.09%
Investor A Shares (with sales charge)	0.64	5.91	5.37	5.52
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	5.04	10.97	6.29	5.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 355,627,275
Holdings Count | Holding	30
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$355,627,275
Number of Portfolio Holdings	30
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	33.2
Money Market Funds	17.6
Liabilities in Excess of Other Assets	(1.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	32.2%
BlackRock Diversified Fixed Income Fund, Class K	23.7
International Tilts Master Portfolio	8.2
iShares TIPS Bond ETF	7.0
BlackRock Tactical Opportunities Fund, Class K	4.0
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
iShares Developed Real Estate Index Fund, Class K	1.6
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	32.2%
BlackRock Diversified Fixed Income Fund, Class K	23.7
International Tilts Master Portfolio	8.2
iShares TIPS Bond ETF	7.0
BlackRock Tactical Opportunities Fund, Class K	4.0
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
iShares Developed Real Estate Index Fund, Class K	1.6
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)Excludes short-term securities.
C000088835 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Investor C Shares
Trading Symbol	LPCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75	1.47%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	5.81%	10.93%	5.70%	5.43%
Investor C Shares (with sales charge)	4.81	9.93	5.70	5.43
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	5.04	10.97	6.29	5.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 355,627,275
Holdings Count | Holding	30
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$355,627,275
Number of Portfolio Holdings	30
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	33.2
Money Market Funds	17.6
Liabilities in Excess of Other Assets	(1.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	32.2%
BlackRock Diversified Fixed Income Fund, Class K	23.7
International Tilts Master Portfolio	8.2
iShares TIPS Bond ETF	7.0
BlackRock Tactical Opportunities Fund, Class K	4.0
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
iShares Developed Real Estate Index Fund, Class K	1.6
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	32.2%
BlackRock Diversified Fixed Income Fund, Class K	23.7
International Tilts Master Portfolio	8.2
iShares TIPS Bond ETF	7.0
BlackRock Tactical Opportunities Fund, Class K	4.0
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
iShares Developed Real Estate Index Fund, Class K	1.6
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)Excludes short-term securities.
C000051481 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Class K Shares
Trading Symbol	LPSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	6.47%	12.34%	7.02%	6.62%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	5.04	10.97	6.29	5.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 355,627,275
Holdings Count | Holding	30
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$355,627,275
Number of Portfolio Holdings	30
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	33.2
Money Market Funds	17.6
Liabilities in Excess of Other Assets	(1.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	32.2%
BlackRock Diversified Fixed Income Fund, Class K	23.7
International Tilts Master Portfolio	8.2
iShares TIPS Bond ETF	7.0
BlackRock Tactical Opportunities Fund, Class K	4.0
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
iShares Developed Real Estate Index Fund, Class K	1.6
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	32.2%
BlackRock Diversified Fixed Income Fund, Class K	23.7
International Tilts Master Portfolio	8.2
iShares TIPS Bond ETF	7.0
BlackRock Tactical Opportunities Fund, Class K	4.0
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
iShares Developed Real Estate Index Fund, Class K	1.6
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000082487 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Class R Shares
Trading Symbol	LPRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	6.12%	11.58%	6.29%	5.87%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	5.04	10.97	6.29	5.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 355,627,275
Holdings Count | Holding	30
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$355,627,275
Number of Portfolio Holdings	30
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	51.0%
Fixed-Income Funds	33.2
Money Market Funds	17.6
Liabilities in Excess of Other Assets	(1.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	32.2%
BlackRock Diversified Fixed Income Fund, Class K	23.7
International Tilts Master Portfolio	8.2
iShares TIPS Bond ETF	7.0
BlackRock Tactical Opportunities Fund, Class K	4.0
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
iShares Developed Real Estate Index Fund, Class K	1.6
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	32.2%
BlackRock Diversified Fixed Income Fund, Class K	23.7
International Tilts Master Portfolio	8.2
iShares TIPS Bond ETF	7.0
BlackRock Tactical Opportunities Fund, Class K	4.0
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
iShares Developed Real Estate Index Fund, Class K	1.6
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000063261 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Institutional Shares
Trading Symbol	STLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	10.73%	18.91%	10.08%	8.36%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	9.40	17.63	10.04	8.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 225,662,999
Holdings Count | Holding	27
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$225,662,999
Number of Portfolio Holdings	27
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	80.9%
Money Market Funds	19.2
Fixed-Income Funds	3.3
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	54.7%
International Tilts Master Portfolio	12.0
BlackRock Advantage Emerging Markets Fund, Class K	3.7
BlackRock Tactical Opportunities Fund, Class K	3.7
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares TIPS Bond ETF	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	54.7%
International Tilts Master Portfolio	12.0
BlackRock Advantage Emerging Markets Fund, Class K	3.7
BlackRock Tactical Opportunities Fund, Class K	3.7
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares TIPS Bond ETF	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

C000063260 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Investor A Shares
Trading Symbol	LPRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	10.57%	18.59%	9.80%	8.08%
Investor A Shares (with sales charge)	4.77	12.36	8.63	7.50
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	9.40	17.63	10.04	8.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 225,662,999
Holdings Count | Holding	27
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$225,662,999
Number of Portfolio Holdings	27
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	80.9%
Money Market Funds	19.2
Fixed-Income Funds	3.3
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	54.7%
International Tilts Master Portfolio	12.0
BlackRock Advantage Emerging Markets Fund, Class K	3.7
BlackRock Tactical Opportunities Fund, Class K	3.7
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares TIPS Bond ETF	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	54.7%
International Tilts Master Portfolio	12.0
BlackRock Advantage Emerging Markets Fund, Class K	3.7
BlackRock Tactical Opportunities Fund, Class K	3.7
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares TIPS Bond ETF	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

C000088844 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Investor C Shares
Trading Symbol	LPCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$82	1.56%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.56%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	10.17%	17.73%	8.97%	7.42%
Investor C Shares (with sales charge)	9.17	16.73	8.97	7.42
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	9.40	17.63	10.04	8.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 225,662,999
Holdings Count | Holding	27
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$225,662,999
Number of Portfolio Holdings	27
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	80.9%
Money Market Funds	19.2
Fixed-Income Funds	3.3
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	54.7%
International Tilts Master Portfolio	12.0
BlackRock Advantage Emerging Markets Fund, Class K	3.7
BlackRock Tactical Opportunities Fund, Class K	3.7
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares TIPS Bond ETF	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	54.7%
International Tilts Master Portfolio	12.0
BlackRock Advantage Emerging Markets Fund, Class K	3.7
BlackRock Tactical Opportunities Fund, Class K	3.7
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares TIPS Bond ETF	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

C000089955 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Institutional Shares
Trading Symbol	LPJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	7.48%	13.75%	7.88%	7.06%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	6.27	12.86	7.46	6.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 224,558,777
Holdings Count | Holding	30
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$224,558,777
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	56.9%
Money Market Funds	24.9
Fixed-Income Funds	21.7
Liabilities in Excess of Other Assets	(3.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	38.9%
BlackRock Diversified Fixed Income Fund, Class K	13.4
International Tilts Master Portfolio	7.8
iShares TIPS Bond ETF	5.8
BlackRock Tactical Opportunities Fund, Class K	3.2
BlackRock Advantage Emerging Markets Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	2.5
iShares Developed Real Estate Index Fund, Class K	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	38.9%
BlackRock Diversified Fixed Income Fund, Class K	13.4
International Tilts Master Portfolio	7.8
iShares TIPS Bond ETF	5.8
BlackRock Tactical Opportunities Fund, Class K	3.2
BlackRock Advantage Emerging Markets Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	2.5
iShares Developed Real Estate Index Fund, Class K	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

C000089953 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Investor A Shares
Trading Symbol	LPJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	7.39%	13.57%	7.61%	6.81%
Investor A Shares (with sales charge)	1.75	7.60	6.45	6.23
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	6.27	12.86	7.46	6.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 224,558,777
Holdings Count | Holding	30
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$224,558,777
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	56.9%
Money Market Funds	24.9
Fixed-Income Funds	21.7
Liabilities in Excess of Other Assets	(3.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	38.9%
BlackRock Diversified Fixed Income Fund, Class K	13.4
International Tilts Master Portfolio	7.8
iShares TIPS Bond ETF	5.8
BlackRock Tactical Opportunities Fund, Class K	3.2
BlackRock Advantage Emerging Markets Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	2.5
iShares Developed Real Estate Index Fund, Class K	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	38.9%
BlackRock Diversified Fixed Income Fund, Class K	13.4
International Tilts Master Portfolio	7.8
iShares TIPS Bond ETF	5.8
BlackRock Tactical Opportunities Fund, Class K	3.2
BlackRock Advantage Emerging Markets Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	2.5
iShares Developed Real Estate Index Fund, Class K	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

C000089954 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Investor C Shares
Trading Symbol	LPJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$78	1.51%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	6.99%	12.64%	6.79%	6.14%
Investor C Shares (with sales charge)	5.99	11.64	6.79	6.14
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	6.27	12.86	7.46	6.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 224,558,777
Holdings Count | Holding	30
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$224,558,777
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	56.9%
Money Market Funds	24.9
Fixed-Income Funds	21.7
Liabilities in Excess of Other Assets	(3.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	38.9%
BlackRock Diversified Fixed Income Fund, Class K	13.4
International Tilts Master Portfolio	7.8
iShares TIPS Bond ETF	5.8
BlackRock Tactical Opportunities Fund, Class K	3.2
BlackRock Advantage Emerging Markets Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	2.5
iShares Developed Real Estate Index Fund, Class K	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	38.9%
BlackRock Diversified Fixed Income Fund, Class K	13.4
International Tilts Master Portfolio	7.8
iShares TIPS Bond ETF	5.8
BlackRock Tactical Opportunities Fund, Class K	3.2
BlackRock Advantage Emerging Markets Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	2.5
iShares Developed Real Estate Index Fund, Class K	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

C000089956 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Class K Shares
Trading Symbol	LPJKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	7.67%	14.15%	8.15%	7.32%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	6.27	12.86	7.46	6.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 224,558,777
Holdings Count | Holding	30
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$224,558,777
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	56.9%
Money Market Funds	24.9
Fixed-Income Funds	21.7
Liabilities in Excess of Other Assets	(3.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	38.9%
BlackRock Diversified Fixed Income Fund, Class K	13.4
International Tilts Master Portfolio	7.8
iShares TIPS Bond ETF	5.8
BlackRock Tactical Opportunities Fund, Class K	3.2
BlackRock Advantage Emerging Markets Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	2.5
iShares Developed Real Estate Index Fund, Class K	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	38.9%
BlackRock Diversified Fixed Income Fund, Class K	13.4
International Tilts Master Portfolio	7.8
iShares TIPS Bond ETF	5.8
BlackRock Tactical Opportunities Fund, Class K	3.2
BlackRock Advantage Emerging Markets Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	2.5
iShares Developed Real Estate Index Fund, Class K	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

C000089952 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Class R Shares
Trading Symbol	LPJRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	7.28%	13.29%	7.40%	6.58%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	6.27	12.86	7.46	6.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 224,558,777
Holdings Count | Holding	30
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$224,558,777
Number of Portfolio Holdings	30
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	56.9%
Money Market Funds	24.9
Fixed-Income Funds	21.7
Liabilities in Excess of Other Assets	(3.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	38.9%
BlackRock Diversified Fixed Income Fund, Class K	13.4
International Tilts Master Portfolio	7.8
iShares TIPS Bond ETF	5.8
BlackRock Tactical Opportunities Fund, Class K	3.2
BlackRock Advantage Emerging Markets Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	2.5
iShares Developed Real Estate Index Fund, Class K	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	38.9%
BlackRock Diversified Fixed Income Fund, Class K	13.4
International Tilts Master Portfolio	7.8
iShares TIPS Bond ETF	5.8
BlackRock Tactical Opportunities Fund, Class K	3.2
BlackRock Advantage Emerging Markets Fund, Class K	2.5
iShares MSCI EAFE Small-Cap ETF	2.5
iShares Developed Real Estate Index Fund, Class K	2.1
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0
BlackRock High Yield Bond Portfolio, Class K	0.4
(a)	Excludes short-term securities.

C000101135 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Institutional Shares
Trading Symbol	LIRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	3.49%	8.30%	4.23%	4.40%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Index Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,176,362,643
Holdings Count | Holding	12
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,176,362,643
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	60.1%
Equity Funds	39.8
Money Market Funds	1.2
Liabilities in Excess of Other Assets	(1.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	23.5%
iShares U.S. Intermediate Government Bond Index Fund	20.6
iShares U.S. Securitized Bond Index Fund	14.5
iShares Core MSCI Total International Stock ETF	12.0
iShares U.S. Intermediate Credit Bond Index Fund	8.7
iShares TIPS Bond ETF	7.9
iShares U.S. Long Government Bond Index Fund	6.1
iShares U.S. Long Credit Bond Index Fund	2.3
iShares Developed Real Estate Index Fund, Class K	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	23.5%
iShares U.S. Intermediate Government Bond Index Fund	20.6
iShares U.S. Securitized Bond Index Fund	14.5
iShares Core MSCI Total International Stock ETF	12.0
iShares U.S. Intermediate Credit Bond Index Fund	8.7
iShares TIPS Bond ETF	7.9
iShares U.S. Long Government Bond Index Fund	6.1
iShares U.S. Long Credit Bond Index Fund	2.3
iShares Developed Real Estate Index Fund, Class K	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

C000101134 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Investor A Shares
Trading Symbol	LIRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	3.35%	8.08%	3.97%	4.15%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Index Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,176,362,643
Holdings Count | Holding	12
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,176,362,643
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	60.1%
Equity Funds	39.8
Money Market Funds	1.2
Liabilities in Excess of Other Assets	(1.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	23.5%
iShares U.S. Intermediate Government Bond Index Fund	20.6
iShares U.S. Securitized Bond Index Fund	14.5
iShares Core MSCI Total International Stock ETF	12.0
iShares U.S. Intermediate Credit Bond Index Fund	8.7
iShares TIPS Bond ETF	7.9
iShares U.S. Long Government Bond Index Fund	6.1
iShares U.S. Long Credit Bond Index Fund	2.3
iShares Developed Real Estate Index Fund, Class K	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	23.5%
iShares U.S. Intermediate Government Bond Index Fund	20.6
iShares U.S. Securitized Bond Index Fund	14.5
iShares Core MSCI Total International Stock ETF	12.0
iShares U.S. Intermediate Credit Bond Index Fund	8.7
iShares TIPS Bond ETF	7.9
iShares U.S. Long Government Bond Index Fund	6.1
iShares U.S. Long Credit Bond Index Fund	2.3
iShares Developed Real Estate Index Fund, Class K	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

C000201968 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Investor P Shares
Trading Symbol	LIRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	3.43%	8.10%	3.97%	4.15%
Investor P Shares (with sales charge)	(2.00)	2.42	2.86	3.60
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Index Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,176,362,643
Holdings Count | Holding	12
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,176,362,643
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	60.1%
Equity Funds	39.8
Money Market Funds	1.2
Liabilities in Excess of Other Assets	(1.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	23.5%
iShares U.S. Intermediate Government Bond Index Fund	20.6
iShares U.S. Securitized Bond Index Fund	14.5
iShares Core MSCI Total International Stock ETF	12.0
iShares U.S. Intermediate Credit Bond Index Fund	8.7
iShares TIPS Bond ETF	7.9
iShares U.S. Long Government Bond Index Fund	6.1
iShares U.S. Long Credit Bond Index Fund	2.3
iShares Developed Real Estate Index Fund, Class K	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	23.5%
iShares U.S. Intermediate Government Bond Index Fund	20.6
iShares U.S. Securitized Bond Index Fund	14.5
iShares Core MSCI Total International Stock ETF	12.0
iShares U.S. Intermediate Credit Bond Index Fund	8.7
iShares TIPS Bond ETF	7.9
iShares U.S. Long Government Bond Index Fund	6.1
iShares U.S. Long Credit Bond Index Fund	2.3
iShares Developed Real Estate Index Fund, Class K	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

C000101141 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2025 Fund
Class Name	Institutional Shares
Trading Symbol	LIBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	3.77%	8.79%	4.96%	5.22%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.31

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,586,450,725
Holdings Count | Holding	11
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,586,450,725
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	58.5%
Equity Funds	41.5
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	24.3%
iShares U.S. Intermediate Government Bond Index Fund	18.5
iShares U.S. Securitized Bond Index Fund	14.1
iShares Core MSCI Total International Stock ETF	12.8
iShares U.S. Intermediate Credit Bond Index Fund	9.6
iShares TIPS Bond ETF	7.8
iShares U.S. Long Government Bond Index Fund	6.3
iShares Developed Real Estate Index Fund, Class K	2.2
iShares U.S. Long Credit Bond Index Fund	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	24.3%
iShares U.S. Intermediate Government Bond Index Fund	18.5
iShares U.S. Securitized Bond Index Fund	14.1
iShares Core MSCI Total International Stock ETF	12.8
iShares U.S. Intermediate Credit Bond Index Fund	9.6
iShares TIPS Bond ETF	7.8
iShares U.S. Long Government Bond Index Fund	6.3
iShares Developed Real Estate Index Fund, Class K	2.2
iShares U.S. Long Credit Bond Index Fund	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

C000101140 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2025 Fund
Class Name	Investor A Shares
Trading Symbol	LILAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	3.64%	8.51%	4.69%	4.95%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.31

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,586,450,725
Holdings Count | Holding	11
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,586,450,725
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	58.5%
Equity Funds	41.5
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	24.3%
iShares U.S. Intermediate Government Bond Index Fund	18.5
iShares U.S. Securitized Bond Index Fund	14.1
iShares Core MSCI Total International Stock ETF	12.8
iShares U.S. Intermediate Credit Bond Index Fund	9.6
iShares TIPS Bond ETF	7.8
iShares U.S. Long Government Bond Index Fund	6.3
iShares Developed Real Estate Index Fund, Class K	2.2
iShares U.S. Long Credit Bond Index Fund	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	24.3%
iShares U.S. Intermediate Government Bond Index Fund	18.5
iShares U.S. Securitized Bond Index Fund	14.1
iShares Core MSCI Total International Stock ETF	12.8
iShares U.S. Intermediate Credit Bond Index Fund	9.6
iShares TIPS Bond ETF	7.8
iShares U.S. Long Government Bond Index Fund	6.3
iShares Developed Real Estate Index Fund, Class K	2.2
iShares U.S. Long Credit Bond Index Fund	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

C000201970 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2025 Fund
Class Name	Investor P Shares
Trading Symbol	LILPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	3.65%	8.47%	4.69%	4.96%
Investor P Shares (with sales charge)	(1.79)	2.78	3.57	4.39
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.31

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,586,450,725
Holdings Count | Holding	11
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,586,450,725
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	58.5%
Equity Funds	41.5
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	24.3%
iShares U.S. Intermediate Government Bond Index Fund	18.5
iShares U.S. Securitized Bond Index Fund	14.1
iShares Core MSCI Total International Stock ETF	12.8
iShares U.S. Intermediate Credit Bond Index Fund	9.6
iShares TIPS Bond ETF	7.8
iShares U.S. Long Government Bond Index Fund	6.3
iShares Developed Real Estate Index Fund, Class K	2.2
iShares U.S. Long Credit Bond Index Fund	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	24.3%
iShares U.S. Intermediate Government Bond Index Fund	18.5
iShares U.S. Securitized Bond Index Fund	14.1
iShares Core MSCI Total International Stock ETF	12.8
iShares U.S. Intermediate Credit Bond Index Fund	9.6
iShares TIPS Bond ETF	7.8
iShares U.S. Long Government Bond Index Fund	6.3
iShares Developed Real Estate Index Fund, Class K	2.2
iShares U.S. Long Credit Bond Index Fund	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

C000101142 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2025 Fund
Class Name	Class K Shares
Trading Symbol	LIBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	3.84%	8.81%	5.02%	5.28%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.31

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,586,450,725
Holdings Count | Holding	11
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,586,450,725
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	58.5%
Equity Funds	41.5
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	24.3%
iShares U.S. Intermediate Government Bond Index Fund	18.5
iShares U.S. Securitized Bond Index Fund	14.1
iShares Core MSCI Total International Stock ETF	12.8
iShares U.S. Intermediate Credit Bond Index Fund	9.6
iShares TIPS Bond ETF	7.8
iShares U.S. Long Government Bond Index Fund	6.3
iShares Developed Real Estate Index Fund, Class K	2.2
iShares U.S. Long Credit Bond Index Fund	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	24.3%
iShares U.S. Intermediate Government Bond Index Fund	18.5
iShares U.S. Securitized Bond Index Fund	14.1
iShares Core MSCI Total International Stock ETF	12.8
iShares U.S. Intermediate Credit Bond Index Fund	9.6
iShares TIPS Bond ETF	7.8
iShares U.S. Long Government Bond Index Fund	6.3
iShares Developed Real Estate Index Fund, Class K	2.2
iShares U.S. Long Credit Bond Index Fund	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

C000101150 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Institutional Shares
Trading Symbol	LIKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	7.49%	14.44%	8.49%	7.60%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2040 Fund Custom Benchmark	7.46	14.68	8.52	7.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,215,374,225
Holdings Count | Holding	12
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,215,374,225
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.6%
Fixed-Income Funds	22.2
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	45.8%
iShares Core MSCI Total International Stock ETF	25.0
iShares U.S. Securitized Bond Index Fund	4.9
iShares TIPS Bond ETF	4.5
iShares U.S. Long Credit Bond Index Fund	3.9
iShares Developed Real Estate Index Fund, Class K	3.7
Master Small Cap Index Series	3.1
iShares U.S. Intermediate Government Bond Index Fund	3.1
iShares U.S. Intermediate Credit Bond Index Fund	2.9
iShares U.S. Long Government Bond Index Fund	2.9
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	45.8%
iShares Core MSCI Total International Stock ETF	25.0
iShares U.S. Securitized Bond Index Fund	4.9
iShares TIPS Bond ETF	4.5
iShares U.S. Long Credit Bond Index Fund	3.9
iShares Developed Real Estate Index Fund, Class K	3.7
Master Small Cap Index Series	3.1
iShares U.S. Intermediate Government Bond Index Fund	3.1
iShares U.S. Intermediate Credit Bond Index Fund	2.9
iShares U.S. Long Government Bond Index Fund	2.9
(a)	Excludes short-term securities.

C000101149 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Investor A Shares
Trading Symbol	LIKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	7.39%	14.21%	8.21%	7.34%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2040 Fund Custom Benchmark	7.46	14.68	8.52	7.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,215,374,225
Holdings Count | Holding	12
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,215,374,225
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.6%
Fixed-Income Funds	22.2
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	45.8%
iShares Core MSCI Total International Stock ETF	25.0
iShares U.S. Securitized Bond Index Fund	4.9
iShares TIPS Bond ETF	4.5
iShares U.S. Long Credit Bond Index Fund	3.9
iShares Developed Real Estate Index Fund, Class K	3.7
Master Small Cap Index Series	3.1
iShares U.S. Intermediate Government Bond Index Fund	3.1
iShares U.S. Intermediate Credit Bond Index Fund	2.9
iShares U.S. Long Government Bond Index Fund	2.9
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	45.8%
iShares Core MSCI Total International Stock ETF	25.0
iShares U.S. Securitized Bond Index Fund	4.9
iShares TIPS Bond ETF	4.5
iShares U.S. Long Credit Bond Index Fund	3.9
iShares Developed Real Estate Index Fund, Class K	3.7
Master Small Cap Index Series	3.1
iShares U.S. Intermediate Government Bond Index Fund	3.1
iShares U.S. Intermediate Credit Bond Index Fund	2.9
iShares U.S. Long Government Bond Index Fund	2.9
(a)	Excludes short-term securities.

C000012000 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Institutional Shares
Trading Symbol	STLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	9.00%	15.97%	9.00%	7.78%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	7.45	14.68	8.53	7.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 354,479,679
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$354,479,679
Number of Portfolio Holdings	28
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	70.4%
Money Market Funds	17.5
Fixed-Income Funds	14.9
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	11.1
BlackRock Diversified Fixed Income Fund, Class K	6.5
iShares TIPS Bond ETF	4.3
BlackRock Tactical Opportunities Fund, Class K	3.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.6
BlackRock Advantage Emerging Markets Fund, Class K	3.5
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	2.8
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	11.1
BlackRock Diversified Fixed Income Fund, Class K	6.5
iShares TIPS Bond ETF	4.3
BlackRock Tactical Opportunities Fund, Class K	3.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.6
BlackRock Advantage Emerging Markets Fund, Class K	3.5
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	2.8
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000011999 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Investor A Shares
Trading Symbol	LPREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	8.80%	15.65%	8.73%	7.51%
Investor A Shares (with sales charge)	3.09	9.58	7.57	6.93
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	7.45	14.68	8.53	7.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 354,479,679
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$354,479,679
Number of Portfolio Holdings	28
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	70.4%
Money Market Funds	17.5
Fixed-Income Funds	14.9
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	11.1
BlackRock Diversified Fixed Income Fund, Class K	6.5
iShares TIPS Bond ETF	4.3
BlackRock Tactical Opportunities Fund, Class K	3.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.6
BlackRock Advantage Emerging Markets Fund, Class K	3.5
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	2.8
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	11.1
BlackRock Diversified Fixed Income Fund, Class K	6.5
iShares TIPS Bond ETF	4.3
BlackRock Tactical Opportunities Fund, Class K	3.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.6
BlackRock Advantage Emerging Markets Fund, Class K	3.5
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	2.8
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000088838 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Investor C Shares
Trading Symbol	LPCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$79	1.52%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.52%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	8.37%	14.74%	7.91%	6.84%
Investor C Shares (with sales charge)	7.37	13.74	7.91	6.84
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	7.45	14.68	8.53	7.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 354,479,679
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$354,479,679
Number of Portfolio Holdings	28
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	70.4%
Money Market Funds	17.5
Fixed-Income Funds	14.9
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	11.1
BlackRock Diversified Fixed Income Fund, Class K	6.5
iShares TIPS Bond ETF	4.3
BlackRock Tactical Opportunities Fund, Class K	3.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.6
BlackRock Advantage Emerging Markets Fund, Class K	3.5
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	2.8
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	11.1
BlackRock Diversified Fixed Income Fund, Class K	6.5
iShares TIPS Bond ETF	4.3
BlackRock Tactical Opportunities Fund, Class K	3.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.6
BlackRock Advantage Emerging Markets Fund, Class K	3.5
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	2.8
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000051482 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Class K Shares
Trading Symbol	LPSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	9.02%	16.15%	9.27%	8.04%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	7.45	14.68	8.53	7.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 354,479,679
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$354,479,679
Number of Portfolio Holdings	28
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	70.4%
Money Market Funds	17.5
Fixed-Income Funds	14.9
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	11.1
BlackRock Diversified Fixed Income Fund, Class K	6.5
iShares TIPS Bond ETF	4.3
BlackRock Tactical Opportunities Fund, Class K	3.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.6
BlackRock Advantage Emerging Markets Fund, Class K	3.5
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	2.8
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	11.1
BlackRock Diversified Fixed Income Fund, Class K	6.5
iShares TIPS Bond ETF	4.3
BlackRock Tactical Opportunities Fund, Class K	3.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.6
BlackRock Advantage Emerging Markets Fund, Class K	3.5
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	2.8
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000082488 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Class R Shares
Trading Symbol	LPRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	8.69%	15.38%	8.51%	7.28%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	7.45	14.68	8.53	7.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 354,479,679
Holdings Count | Holding	28
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$354,479,679
Number of Portfolio Holdings	28
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	70.4%
Money Market Funds	17.5
Fixed-Income Funds	14.9
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	11.1
BlackRock Diversified Fixed Income Fund, Class K	6.5
iShares TIPS Bond ETF	4.3
BlackRock Tactical Opportunities Fund, Class K	3.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.6
BlackRock Advantage Emerging Markets Fund, Class K	3.5
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	2.8
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	11.1
BlackRock Diversified Fixed Income Fund, Class K	6.5
iShares TIPS Bond ETF	4.3
BlackRock Tactical Opportunities Fund, Class K	3.9
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.6
BlackRock Advantage Emerging Markets Fund, Class K	3.5
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	2.8
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000089949 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2025 Fund
Class Name	Institutional Shares
Trading Symbol	LPBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	4.88%	9.78%	5.45%	5.44%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 128,599,583
Holdings Count | Holding	29
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$128,599,583
Number of Portfolio Holdings	29
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	41.3%
Equity Funds	37.2
Money Market Funds	21.4
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	33.1%
Diversified Equity Master Portfolio	24.7
iShares TIPS Bond ETF	7.7
International Tilts Master Portfolio	4.6
BlackRock Tactical Opportunities Fund, Class K	3.6
iShares MSCI EAFE Small-Cap ETF	1.6
BlackRock Advantage Emerging Markets Fund, Class K	1.6
iShares Developed Real Estate Index Fund, Class K	1.1
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	33.1%
Diversified Equity Master Portfolio	24.7
iShares TIPS Bond ETF	7.7
International Tilts Master Portfolio	4.6
BlackRock Tactical Opportunities Fund, Class K	3.6
iShares MSCI EAFE Small-Cap ETF	1.6
BlackRock Advantage Emerging Markets Fund, Class K	1.6
iShares Developed Real Estate Index Fund, Class K	1.1
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)Excludes short-term securities.
C000089947 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2025 Fund
Class Name	Investor A Shares
Trading Symbol	LPBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	4.79%	9.52%	5.18%	5.18%
Investor A Shares (with sales charge)	(0.71)	3.77	4.05	4.61
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 128,599,583
Holdings Count | Holding	29
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$128,599,583
Number of Portfolio Holdings	29
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	41.3%
Equity Funds	37.2
Money Market Funds	21.4
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	33.1%
Diversified Equity Master Portfolio	24.7
iShares TIPS Bond ETF	7.7
International Tilts Master Portfolio	4.6
BlackRock Tactical Opportunities Fund, Class K	3.6
iShares MSCI EAFE Small-Cap ETF	1.6
BlackRock Advantage Emerging Markets Fund, Class K	1.6
iShares Developed Real Estate Index Fund, Class K	1.1
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	33.1%
Diversified Equity Master Portfolio	24.7
iShares TIPS Bond ETF	7.7
International Tilts Master Portfolio	4.6
BlackRock Tactical Opportunities Fund, Class K	3.6
iShares MSCI EAFE Small-Cap ETF	1.6
BlackRock Advantage Emerging Markets Fund, Class K	1.6
iShares Developed Real Estate Index Fund, Class K	1.1
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000101153 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Institutional Shares
Trading Symbol	LIHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	8.58%	16.20%	9.45%	8.20%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2045 Fund Custom Benchmark	8.56	16.41	9.46	8.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,386,266,343
Holdings Count | Holding	11
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,386,266,343
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	88.0%
Fixed-Income Funds	11.8
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	51.8%
iShares Core MSCI Total International Stock ETF	28.5
iShares Developed Real Estate Index Fund, Class K	4.3
iShares U.S. Long Credit Bond Index Fund	4.0
Master Small Cap Index Series	3.5
iShares TIPS Bond ETF	2.9
iShares U.S. Securitized Bond Index Fund	2.4
iShares U.S. Long Government Bond Index Fund	1.2
iShares U.S. Intermediate Credit Bond Index Fund	0.7
iShares U.S. Intermediate Government Bond Index Fund	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	51.8%
iShares Core MSCI Total International Stock ETF	28.5
iShares Developed Real Estate Index Fund, Class K	4.3
iShares U.S. Long Credit Bond Index Fund	4.0
Master Small Cap Index Series	3.5
iShares TIPS Bond ETF	2.9
iShares U.S. Securitized Bond Index Fund	2.4
iShares U.S. Long Government Bond Index Fund	1.2
iShares U.S. Intermediate Credit Bond Index Fund	0.7
iShares U.S. Intermediate Government Bond Index Fund	0.5
(a)	Excludes short-term securities.

C000101152 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Investor A Shares
Trading Symbol	LIHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	8.45%	15.87%	9.17%	7.93%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2045 Fund Custom Benchmark	8.56	16.41	9.46	8.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,386,266,343
Holdings Count | Holding	11
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,386,266,343
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	88.0%
Fixed-Income Funds	11.8
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	51.8%
iShares Core MSCI Total International Stock ETF	28.5
iShares Developed Real Estate Index Fund, Class K	4.3
iShares U.S. Long Credit Bond Index Fund	4.0
Master Small Cap Index Series	3.5
iShares TIPS Bond ETF	2.9
iShares U.S. Securitized Bond Index Fund	2.4
iShares U.S. Long Government Bond Index Fund	1.2
iShares U.S. Intermediate Credit Bond Index Fund	0.7
iShares U.S. Intermediate Government Bond Index Fund	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	51.8%
iShares Core MSCI Total International Stock ETF	28.5
iShares Developed Real Estate Index Fund, Class K	4.3
iShares U.S. Long Credit Bond Index Fund	4.0
Master Small Cap Index Series	3.5
iShares TIPS Bond ETF	2.9
iShares U.S. Securitized Bond Index Fund	2.4
iShares U.S. Long Government Bond Index Fund	1.2
iShares U.S. Intermediate Credit Bond Index Fund	0.7
iShares U.S. Intermediate Government Bond Index Fund	0.5
(a)	Excludes short-term securities.

C000201974 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Investor P Shares
Trading Symbol	LIHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	8.47%	15.92%	9.17%	7.93%
Investor P Shares (with sales charge)	2.77	9.83	7.99	7.34
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2045 Fund Custom Benchmark	8.56	16.41	9.46	8.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,386,266,343
Holdings Count | Holding	11
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,386,266,343
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	88.0%
Fixed-Income Funds	11.8
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	51.8%
iShares Core MSCI Total International Stock ETF	28.5
iShares Developed Real Estate Index Fund, Class K	4.3
iShares U.S. Long Credit Bond Index Fund	4.0
Master Small Cap Index Series	3.5
iShares TIPS Bond ETF	2.9
iShares U.S. Securitized Bond Index Fund	2.4
iShares U.S. Long Government Bond Index Fund	1.2
iShares U.S. Intermediate Credit Bond Index Fund	0.7
iShares U.S. Intermediate Government Bond Index Fund	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	51.8%
iShares Core MSCI Total International Stock ETF	28.5
iShares Developed Real Estate Index Fund, Class K	4.3
iShares U.S. Long Credit Bond Index Fund	4.0
Master Small Cap Index Series	3.5
iShares TIPS Bond ETF	2.9
iShares U.S. Securitized Bond Index Fund	2.4
iShares U.S. Long Government Bond Index Fund	1.2
iShares U.S. Intermediate Credit Bond Index Fund	0.7
iShares U.S. Intermediate Government Bond Index Fund	0.5
(a)	Excludes short-term securities.

C000101154 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2045 Fund
Class Name	Class K Shares
Trading Symbol	LIHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	8.62%	16.22%	9.49%	8.26%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2045 Fund Custom Benchmark	8.56	16.41	9.46	8.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,386,266,343
Holdings Count | Holding	11
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,386,266,343
Number of Portfolio Holdings	11
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	88.0%
Fixed-Income Funds	11.8
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	51.8%
iShares Core MSCI Total International Stock ETF	28.5
iShares Developed Real Estate Index Fund, Class K	4.3
iShares U.S. Long Credit Bond Index Fund	4.0
Master Small Cap Index Series	3.5
iShares TIPS Bond ETF	2.9
iShares U.S. Securitized Bond Index Fund	2.4
iShares U.S. Long Government Bond Index Fund	1.2
iShares U.S. Intermediate Credit Bond Index Fund	0.7
iShares U.S. Intermediate Government Bond Index Fund	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	51.8%
iShares Core MSCI Total International Stock ETF	28.5
iShares Developed Real Estate Index Fund, Class K	4.3
iShares U.S. Long Credit Bond Index Fund	4.0
Master Small Cap Index Series	3.5
iShares TIPS Bond ETF	2.9
iShares U.S. Securitized Bond Index Fund	2.4
iShares U.S. Long Government Bond Index Fund	1.2
iShares U.S. Intermediate Credit Bond Index Fund	0.7
iShares U.S. Intermediate Government Bond Index Fund	0.5
(a)	Excludes short-term securities.

C000166218 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Institutional Shares
Trading Symbol	LIZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Institutional Shares	9.89%	17.97%	10.17%	11.30%
Russell 1000® Index	14.24	23.88	14.61	15.09
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.06
LifePath Index 2060 Fund Custom Benchmark	9.81	18.16	10.21	11.28

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,252,505,009
Holdings Count | Holding	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,252,505,009
Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.8%
Fixed-Income Funds	1.0
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.8
iShares TIPS Bond ETF	0.2
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.8
iShares TIPS Bond ETF	0.2
(a)	Excludes short-term securities.

C000166217 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Investor A Shares
Trading Symbol	LIZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Investor A Shares	9.70%	17.63%	9.89%	11.01%
Russell 1000® Index	14.24	23.88	14.61	15.09
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.06
LifePath Index 2060 Fund Custom Benchmark	9.81	18.16	10.21	11.28

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,252,505,009
Holdings Count | Holding	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,252,505,009
Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.8%
Fixed-Income Funds	1.0
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.8
iShares TIPS Bond ETF	0.2
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.8
iShares TIPS Bond ETF	0.2
(a)	Excludes short-term securities.

C000201977 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Investor P Shares
Trading Symbol	LIZPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Investor P Shares	9.71%	17.66%	9.90%	11.03%
Investor P Shares (with sales charge)	3.95	11.48	8.72	10.32
Russell 1000® Index	14.24	23.88	14.61	15.09
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.06
LifePath Index 2060 Fund Custom Benchmark	9.81	18.16	10.21	11.28

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,252,505,009
Holdings Count | Holding	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,252,505,009
Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.8%
Fixed-Income Funds	1.0
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.8
iShares TIPS Bond ETF	0.2
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.8
iShares TIPS Bond ETF	0.2
(a)Excludes short-term securities.
C000166219 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2060 Fund
Class Name	Class K Shares
Trading Symbol	LIZKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Inception
Class K Shares	9.88%	18.05%	10.22%	11.35%
Russell 1000® Index	14.24	23.88	14.61	15.09
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.06
LifePath Index 2060 Fund Custom Benchmark	9.81	18.16	10.21	11.28

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,252,505,009
Holdings Count | Holding	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,252,505,009
Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.8%
Fixed-Income Funds	1.0
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.8
iShares TIPS Bond ETF	0.2
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	58.3%
iShares Core MSCI Total International Stock ETF	32.3
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	0.8
iShares TIPS Bond ETF	0.2
(a)Excludes short-term securities.
C000213846 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Institutional Shares
Trading Symbol	LPWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Institutional Shares	10.99%	19.18%	10.19%
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Dynamic 2065 Fund Custom Benchmark	9.80	18.16	10.23

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 22,001,843
Holdings Count | Holding	32
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$22,001,843
Number of Portfolio Holdings	32
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.5%
Money Market Funds	35.5
Fixed-Income Funds	1.2
Liabilities in Excess of Other Assets	(3.2)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.2%
International Tilts Master Portfolio	9.1
iShares Developed Real Estate Index Fund, Class K	3.4
BlackRock Tactical Opportunities Fund, Class K	2.2
iShares MSCI Canada ETF	2.0
BlackRock Advantage Emerging Markets Fund, Class K	1.8
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI EAFE ETF	0.9
iShares Russell 2000 ETF	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.4
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.2%
International Tilts Master Portfolio	9.1
iShares Developed Real Estate Index Fund, Class K	3.4
BlackRock Tactical Opportunities Fund, Class K	2.2
iShares MSCI Canada ETF	2.0
BlackRock Advantage Emerging Markets Fund, Class K	1.8
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI EAFE ETF	0.9
iShares Russell 2000 ETF	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.4
(a)	Excludes short-term securities.

C000063262 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Class K Shares
Trading Symbol	LPSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	10.85%	19.19%	10.35%	8.62%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	9.40	17.63	10.04	8.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 225,662,999
Holdings Count | Holding	27
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$225,662,999
Number of Portfolio Holdings	27
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	80.9%
Money Market Funds	19.2
Fixed-Income Funds	3.3
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	54.7%
International Tilts Master Portfolio	12.0
BlackRock Advantage Emerging Markets Fund, Class K	3.7
BlackRock Tactical Opportunities Fund, Class K	3.7
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares TIPS Bond ETF	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	54.7%
International Tilts Master Portfolio	12.0
BlackRock Advantage Emerging Markets Fund, Class K	3.7
BlackRock Tactical Opportunities Fund, Class K	3.7
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares TIPS Bond ETF	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

C000082490 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Class R Shares
Trading Symbol	LPRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	10.47%	18.36%	9.58%	7.86%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	9.40	17.63	10.04	8.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 225,662,999
Holdings Count | Holding	27
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$225,662,999
Number of Portfolio Holdings	27
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	80.9%
Money Market Funds	19.2
Fixed-Income Funds	3.3
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	54.7%
International Tilts Master Portfolio	12.0
BlackRock Advantage Emerging Markets Fund, Class K	3.7
BlackRock Tactical Opportunities Fund, Class K	3.7
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares TIPS Bond ETF	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	54.7%
International Tilts Master Portfolio	12.0
BlackRock Advantage Emerging Markets Fund, Class K	3.7
BlackRock Tactical Opportunities Fund, Class K	3.7
iShares MSCI EAFE Small-Cap ETF	3.5
iShares Developed Real Estate Index Fund, Class K	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8
iShares TIPS Bond ETF	1.0
BlackRock High Yield Bond Portfolio, Class K	0.4
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

C000089959 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Institutional Shares
Trading Symbol	LPHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	10.11%	17.77%	9.80%	8.21%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	8.56	16.41	9.47	7.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 189,974,060
Holdings Count | Holding	29
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$189,974,060
Number of Portfolio Holdings	29
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	73.5%
Money Market Funds	22.0
Fixed-Income Funds	6.6
Liabilities in Excess of Other Assets	(2.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	51.2%
International Tilts Master Portfolio	10.9
iShares Developed Real Estate Index Fund, Class K	3.3
BlackRock Tactical Opportunities Fund, Class K	3.2
iShares MSCI EAFE Small-Cap ETF	2.7
iShares TIPS Bond ETF	2.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.6
BlackRock Advantage Emerging Markets Fund, Class K	2.2
BlackRock Diversified Fixed Income Fund, Class K	0.9
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	51.2%
International Tilts Master Portfolio	10.9
iShares Developed Real Estate Index Fund, Class K	3.3
BlackRock Tactical Opportunities Fund, Class K	3.2
iShares MSCI EAFE Small-Cap ETF	2.7
iShares TIPS Bond ETF	2.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.6
BlackRock Advantage Emerging Markets Fund, Class K	2.2
BlackRock Diversified Fixed Income Fund, Class K	0.9
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000089957 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Investor A Shares
Trading Symbol	LPHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	9.98%	17.53%	9.53%	7.94%
Investor A Shares (with sales charge)	4.21	11.36	8.36	7.36
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	8.56	16.41	9.47	7.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 189,974,060
Holdings Count | Holding	29
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$189,974,060
Number of Portfolio Holdings	29
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	73.5%
Money Market Funds	22.0
Fixed-Income Funds	6.6
Liabilities in Excess of Other Assets	(2.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	51.2%
International Tilts Master Portfolio	10.9
iShares Developed Real Estate Index Fund, Class K	3.3
BlackRock Tactical Opportunities Fund, Class K	3.2
iShares MSCI EAFE Small-Cap ETF	2.7
iShares TIPS Bond ETF	2.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.6
BlackRock Advantage Emerging Markets Fund, Class K	2.2
BlackRock Diversified Fixed Income Fund, Class K	0.9
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	51.2%
International Tilts Master Portfolio	10.9
iShares Developed Real Estate Index Fund, Class K	3.3
BlackRock Tactical Opportunities Fund, Class K	3.2
iShares MSCI EAFE Small-Cap ETF	2.7
iShares TIPS Bond ETF	2.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.6
BlackRock Advantage Emerging Markets Fund, Class K	2.2
BlackRock Diversified Fixed Income Fund, Class K	0.9
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000089958 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Investor C Shares
Trading Symbol	LPHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$82	1.57%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.57%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	9.62%	16.66%	8.71%	7.27%
Investor C Shares (with sales charge)	8.62	15.66	8.71	7.27
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	8.56	16.41	9.47	7.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 189,974,060
Holdings Count | Holding	29
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$189,974,060
Number of Portfolio Holdings	29
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	73.5%
Money Market Funds	22.0
Fixed-Income Funds	6.6
Liabilities in Excess of Other Assets	(2.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	51.2%
International Tilts Master Portfolio	10.9
iShares Developed Real Estate Index Fund, Class K	3.3
BlackRock Tactical Opportunities Fund, Class K	3.2
iShares MSCI EAFE Small-Cap ETF	2.7
iShares TIPS Bond ETF	2.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.6
BlackRock Advantage Emerging Markets Fund, Class K	2.2
BlackRock Diversified Fixed Income Fund, Class K	0.9
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	51.2%
International Tilts Master Portfolio	10.9
iShares Developed Real Estate Index Fund, Class K	3.3
BlackRock Tactical Opportunities Fund, Class K	3.2
iShares MSCI EAFE Small-Cap ETF	2.7
iShares TIPS Bond ETF	2.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.6
BlackRock Advantage Emerging Markets Fund, Class K	2.2
BlackRock Diversified Fixed Income Fund, Class K	0.9
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000089960 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Class K Shares
Trading Symbol	LPHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	10.31%	18.08%	10.08%	8.46%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	8.56	16.41	9.47	7.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 189,974,060
Holdings Count | Holding	29
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$189,974,060
Number of Portfolio Holdings	29
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	73.5%
Money Market Funds	22.0
Fixed-Income Funds	6.6
Liabilities in Excess of Other Assets	(2.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	51.2%
International Tilts Master Portfolio	10.9
iShares Developed Real Estate Index Fund, Class K	3.3
BlackRock Tactical Opportunities Fund, Class K	3.2
iShares MSCI EAFE Small-Cap ETF	2.7
iShares TIPS Bond ETF	2.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.6
BlackRock Advantage Emerging Markets Fund, Class K	2.2
BlackRock Diversified Fixed Income Fund, Class K	0.9
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	51.2%
International Tilts Master Portfolio	10.9
iShares Developed Real Estate Index Fund, Class K	3.3
BlackRock Tactical Opportunities Fund, Class K	3.2
iShares MSCI EAFE Small-Cap ETF	2.7
iShares TIPS Bond ETF	2.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.6
BlackRock Advantage Emerging Markets Fund, Class K	2.2
BlackRock Diversified Fixed Income Fund, Class K	0.9
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000089961 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Class R Shares
Trading Symbol	LPHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$53	1.01%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	9.92%	17.27%	9.31%	7.72%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	8.56	16.41	9.47	7.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 189,974,060
Holdings Count | Holding	29
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$189,974,060
Number of Portfolio Holdings	29
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	73.5%
Money Market Funds	22.0
Fixed-Income Funds	6.6
Liabilities in Excess of Other Assets	(2.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	51.2%
International Tilts Master Portfolio	10.9
iShares Developed Real Estate Index Fund, Class K	3.3
BlackRock Tactical Opportunities Fund, Class K	3.2
iShares MSCI EAFE Small-Cap ETF	2.7
iShares TIPS Bond ETF	2.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.6
BlackRock Advantage Emerging Markets Fund, Class K	2.2
BlackRock Diversified Fixed Income Fund, Class K	0.9
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	51.2%
International Tilts Master Portfolio	10.9
iShares Developed Real Estate Index Fund, Class K	3.3
BlackRock Tactical Opportunities Fund, Class K	3.2
iShares MSCI EAFE Small-Cap ETF	2.7
iShares TIPS Bond ETF	2.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.6
BlackRock Advantage Emerging Markets Fund, Class K	2.2
BlackRock Diversified Fixed Income Fund, Class K	0.9
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000201973 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Investor P Shares
Trading Symbol	LIKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	7.34%	14.16%	8.22%	7.33%
Investor P Shares (with sales charge)	1.71	8.17	7.06	6.75
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2040 Fund Custom Benchmark	7.46	14.68	8.52	7.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,215,374,225
Holdings Count | Holding	12
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,215,374,225
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.6%
Fixed-Income Funds	22.2
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	45.8%
iShares Core MSCI Total International Stock ETF	25.0
iShares U.S. Securitized Bond Index Fund	4.9
iShares TIPS Bond ETF	4.5
iShares U.S. Long Credit Bond Index Fund	3.9
iShares Developed Real Estate Index Fund, Class K	3.7
Master Small Cap Index Series	3.1
iShares U.S. Intermediate Government Bond Index Fund	3.1
iShares U.S. Intermediate Credit Bond Index Fund	2.9
iShares U.S. Long Government Bond Index Fund	2.9
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	45.8%
iShares Core MSCI Total International Stock ETF	25.0
iShares U.S. Securitized Bond Index Fund	4.9
iShares TIPS Bond ETF	4.5
iShares U.S. Long Credit Bond Index Fund	3.9
iShares Developed Real Estate Index Fund, Class K	3.7
Master Small Cap Index Series	3.1
iShares U.S. Intermediate Government Bond Index Fund	3.1
iShares U.S. Intermediate Credit Bond Index Fund	2.9
iShares U.S. Long Government Bond Index Fund	2.9
(a)	Excludes short-term securities.

C000101151 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2040 Fund
Class Name	Class K Shares
Trading Symbol	LIKKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	7.49%	14.47%	8.54%	7.65%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2040 Fund Custom Benchmark	7.46	14.68	8.52	7.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,215,374,225
Holdings Count | Holding	12
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,215,374,225
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	77.6%
Fixed-Income Funds	22.2
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	45.8%
iShares Core MSCI Total International Stock ETF	25.0
iShares U.S. Securitized Bond Index Fund	4.9
iShares TIPS Bond ETF	4.5
iShares U.S. Long Credit Bond Index Fund	3.9
iShares Developed Real Estate Index Fund, Class K	3.7
Master Small Cap Index Series	3.1
iShares U.S. Intermediate Government Bond Index Fund	3.1
iShares U.S. Intermediate Credit Bond Index Fund	2.9
iShares U.S. Long Government Bond Index Fund	2.9
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	45.8%
iShares Core MSCI Total International Stock ETF	25.0
iShares U.S. Securitized Bond Index Fund	4.9
iShares TIPS Bond ETF	4.5
iShares U.S. Long Credit Bond Index Fund	3.9
iShares Developed Real Estate Index Fund, Class K	3.7
Master Small Cap Index Series	3.1
iShares U.S. Intermediate Government Bond Index Fund	3.1
iShares U.S. Intermediate Credit Bond Index Fund	2.9
iShares U.S. Long Government Bond Index Fund	2.9
(a)	Excludes short-term securities.

C000101159 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Institutional Shares
Trading Symbol	LIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	9.83%	17.94%	10.16%	8.60%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2055 Fund Custom Benchmark	9.80	18.15	10.21	8.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,754,586,346
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,754,586,346
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.3
Money Market Funds	0.2
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	58.1%
iShares Core MSCI Total International Stock ETF	32.2
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	1.0
iShares TIPS Bond ETF	0.3
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	58.1%
iShares Core MSCI Total International Stock ETF	32.2
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	1.0
iShares TIPS Bond ETF	0.3
(b)Excludes short-term securities.
C000101158 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Investor A Shares
Trading Symbol	LIVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	9.71%	17.62%	9.90%	8.34%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2055 Fund Custom Benchmark	9.80	18.15	10.21	8.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,754,586,346
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,754,586,346
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.3
Money Market Funds	0.2
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	58.1%
iShares Core MSCI Total International Stock ETF	32.2
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	1.0
iShares TIPS Bond ETF	0.3
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	58.1%
iShares Core MSCI Total International Stock ETF	32.2
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	1.0
iShares TIPS Bond ETF	0.3
(b)Excludes short-term securities.
C000201976 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Investor P Shares
Trading Symbol	LIVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	9.73%	17.61%	9.89%	8.33%
Investor P Shares (with sales charge)	3.97	11.43	8.72	7.75
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2055 Fund Custom Benchmark	9.80	18.15	10.21	8.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,754,586,346
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,754,586,346
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.3
Money Market Funds	0.2
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	58.1%
iShares Core MSCI Total International Stock ETF	32.2
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	1.0
iShares TIPS Bond ETF	0.3
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	58.1%
iShares Core MSCI Total International Stock ETF	32.2
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	1.0
iShares TIPS Bond ETF	0.3
(b)Excludes short-term securities.
C000101160 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2055 Fund
Class Name	Class K Shares
Trading Symbol	LIVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	9.87%	17.96%	10.22%	8.65%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2055 Fund Custom Benchmark	9.80	18.15	10.21	8.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,754,586,346
Holdings Count | Holding	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,754,586,346
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.3
Money Market Funds	0.2
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	58.1%
iShares Core MSCI Total International Stock ETF	32.2
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	1.0
iShares TIPS Bond ETF	0.3
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	58.1%
iShares Core MSCI Total International Stock ETF	32.2
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.9
iShares U.S. Long Credit Bond Index Fund	1.0
iShares TIPS Bond ETF	0.3
(b)Excludes short-term securities.
C000213845 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Investor A Shares
Trading Symbol	LPWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Investor A Shares	10.86%	18.85%	9.91%
Investor A Shares (with sales charge)	5.04	12.61	8.65
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Dynamic 2065 Fund Custom Benchmark	9.80	18.16	10.23

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 22,001,843
Holdings Count | Holding	32
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$22,001,843
Number of Portfolio Holdings	32
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.5%
Money Market Funds	35.5
Fixed-Income Funds	1.2
Liabilities in Excess of Other Assets	(3.2)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.2%
International Tilts Master Portfolio	9.1
iShares Developed Real Estate Index Fund, Class K	3.4
BlackRock Tactical Opportunities Fund, Class K	2.2
iShares MSCI Canada ETF	2.0
BlackRock Advantage Emerging Markets Fund, Class K	1.8
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI EAFE ETF	0.9
iShares Russell 2000 ETF	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.4
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.2%
International Tilts Master Portfolio	9.1
iShares Developed Real Estate Index Fund, Class K	3.4
BlackRock Tactical Opportunities Fund, Class K	2.2
iShares MSCI Canada ETF	2.0
BlackRock Advantage Emerging Markets Fund, Class K	1.8
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI EAFE ETF	0.9
iShares Russell 2000 ETF	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.4
(a)	Excludes short-term securities.

C000213843 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Investor C Shares
Trading Symbol	LPWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$83	1.59%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Investor C Shares	10.50%	18.00%	9.09%
Investor C Shares (with sales charge)	9.50	17.00	9.09
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Dynamic 2065 Fund Custom Benchmark	9.80	18.16	10.23

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 22,001,843
Holdings Count | Holding	32
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$22,001,843
Number of Portfolio Holdings	32
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.5%
Money Market Funds	35.5
Fixed-Income Funds	1.2
Liabilities in Excess of Other Assets	(3.2)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.2%
International Tilts Master Portfolio	9.1
iShares Developed Real Estate Index Fund, Class K	3.4
BlackRock Tactical Opportunities Fund, Class K	2.2
iShares MSCI Canada ETF	2.0
BlackRock Advantage Emerging Markets Fund, Class K	1.8
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI EAFE ETF	0.9
iShares Russell 2000 ETF	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.4
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.2%
International Tilts Master Portfolio	9.1
iShares Developed Real Estate Index Fund, Class K	3.4
BlackRock Tactical Opportunities Fund, Class K	2.2
iShares MSCI Canada ETF	2.0
BlackRock Advantage Emerging Markets Fund, Class K	1.8
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI EAFE ETF	0.9
iShares Russell 2000 ETF	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.4
(a)	Excludes short-term securities.

C000213844 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Class K Shares
Trading Symbol	LPWKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Class K Shares	11.05%	19.38%	10.45%
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Dynamic 2065 Fund Custom Benchmark	9.80	18.16	10.23

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 22,001,843
Holdings Count | Holding	32
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$22,001,843
Number of Portfolio Holdings	32
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.5%
Money Market Funds	35.5
Fixed-Income Funds	1.2
Liabilities in Excess of Other Assets	(3.2)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.2%
International Tilts Master Portfolio	9.1
iShares Developed Real Estate Index Fund, Class K	3.4
BlackRock Tactical Opportunities Fund, Class K	2.2
iShares MSCI Canada ETF	2.0
BlackRock Advantage Emerging Markets Fund, Class K	1.8
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI EAFE ETF	0.9
iShares Russell 2000 ETF	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.4
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.2%
International Tilts Master Portfolio	9.1
iShares Developed Real Estate Index Fund, Class K	3.4
BlackRock Tactical Opportunities Fund, Class K	2.2
iShares MSCI Canada ETF	2.0
BlackRock Advantage Emerging Markets Fund, Class K	1.8
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI EAFE ETF	0.9
iShares Russell 2000 ETF	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.4
(a)	Excludes short-term securities.

C000213847 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Class R Shares
Trading Symbol	LPWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Inception
Class R Shares	10.78%	18.60%	9.69%
Russell 1000® Index	14.24	23.88	14.78
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.68)
LifePath Dynamic 2065 Fund Custom Benchmark	9.80	18.16	10.23

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 22,001,843
Holdings Count | Holding	32
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$22,001,843
Number of Portfolio Holdings	32
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.5%
Money Market Funds	35.5
Fixed-Income Funds	1.2
Liabilities in Excess of Other Assets	(3.2)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.2%
International Tilts Master Portfolio	9.1
iShares Developed Real Estate Index Fund, Class K	3.4
BlackRock Tactical Opportunities Fund, Class K	2.2
iShares MSCI Canada ETF	2.0
BlackRock Advantage Emerging Markets Fund, Class K	1.8
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI EAFE ETF	0.9
iShares Russell 2000 ETF	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.4
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	45.2%
International Tilts Master Portfolio	9.1
iShares Developed Real Estate Index Fund, Class K	3.4
BlackRock Tactical Opportunities Fund, Class K	2.2
iShares MSCI Canada ETF	2.0
BlackRock Advantage Emerging Markets Fund, Class K	1.8
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI EAFE ETF	0.9
iShares Russell 2000 ETF	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.4
(a)	Excludes short-term securities.

C000101136 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index Retirement Fund
Class Name	Class K Shares
Trading Symbol	LIRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	3.57%	8.41%	4.29%	4.46%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
Russell 1000® Index	14.24	23.88	14.61	12.51
LifePath Index Retirement Fund Custom Benchmark	3.51	8.56	4.31	4.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,176,362,643
Holdings Count | Holding	12
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,176,362,643
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	60.1%
Equity Funds	39.8
Money Market Funds	1.2
Liabilities in Excess of Other Assets	(1.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	23.5%
iShares U.S. Intermediate Government Bond Index Fund	20.6
iShares U.S. Securitized Bond Index Fund	14.5
iShares Core MSCI Total International Stock ETF	12.0
iShares U.S. Intermediate Credit Bond Index Fund	8.7
iShares TIPS Bond ETF	7.9
iShares U.S. Long Government Bond Index Fund	6.1
iShares U.S. Long Credit Bond Index Fund	2.3
iShares Developed Real Estate Index Fund, Class K	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	23.5%
iShares U.S. Intermediate Government Bond Index Fund	20.6
iShares U.S. Securitized Bond Index Fund	14.5
iShares Core MSCI Total International Stock ETF	12.0
iShares U.S. Intermediate Credit Bond Index Fund	8.7
iShares TIPS Bond ETF	7.9
iShares U.S. Long Government Bond Index Fund	6.1
iShares U.S. Long Credit Bond Index Fund	2.3
iShares Developed Real Estate Index Fund, Class K	2.2
Master Small Cap Index Series	2.1
(a)	Excludes short-term securities.

C000101147 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Institutional Shares
Trading Symbol	LIJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	6.31%	12.63%	7.41%	6.88%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2035 Fund Custom Benchmark	6.27	12.86	7.45	6.93

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,563,171,942
Holdings Count | Holding	12
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,563,171,942
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.4%
Fixed-Income Funds	33.4
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	39.2%
iShares Core MSCI Total International Stock ETF	21.3
iShares U.S. Securitized Bond Index Fund	7.6
iShares U.S. Intermediate Government Bond Index Fund	6.3
iShares TIPS Bond ETF	6.0
iShares U.S. Intermediate Credit Bond Index Fund	5.1
iShares U.S. Long Government Bond Index Fund	4.4
iShares U.S. Long Credit Bond Index Fund	4.0
iShares Developed Real Estate Index Fund, Class K	3.2
Master Small Cap Index Series	2.7
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	39.2%
iShares Core MSCI Total International Stock ETF	21.3
iShares U.S. Securitized Bond Index Fund	7.6
iShares U.S. Intermediate Government Bond Index Fund	6.3
iShares TIPS Bond ETF	6.0
iShares U.S. Intermediate Credit Bond Index Fund	5.1
iShares U.S. Long Government Bond Index Fund	4.4
iShares U.S. Long Credit Bond Index Fund	4.0
iShares Developed Real Estate Index Fund, Class K	3.2
Master Small Cap Index Series	2.7
(a)	Excludes short-term securities.

C000101146 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Investor A Shares
Trading Symbol	LIJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	6.16%	12.33%	7.13%	6.61%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2035 Fund Custom Benchmark	6.27	12.86	7.45	6.93

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,563,171,942
Holdings Count | Holding	12
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,563,171,942
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.4%
Fixed-Income Funds	33.4
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	39.2%
iShares Core MSCI Total International Stock ETF	21.3
iShares U.S. Securitized Bond Index Fund	7.6
iShares U.S. Intermediate Government Bond Index Fund	6.3
iShares TIPS Bond ETF	6.0
iShares U.S. Intermediate Credit Bond Index Fund	5.1
iShares U.S. Long Government Bond Index Fund	4.4
iShares U.S. Long Credit Bond Index Fund	4.0
iShares Developed Real Estate Index Fund, Class K	3.2
Master Small Cap Index Series	2.7
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	39.2%
iShares Core MSCI Total International Stock ETF	21.3
iShares U.S. Securitized Bond Index Fund	7.6
iShares U.S. Intermediate Government Bond Index Fund	6.3
iShares TIPS Bond ETF	6.0
iShares U.S. Intermediate Credit Bond Index Fund	5.1
iShares U.S. Long Government Bond Index Fund	4.4
iShares U.S. Long Credit Bond Index Fund	4.0
iShares Developed Real Estate Index Fund, Class K	3.2
Master Small Cap Index Series	2.7
(a)	Excludes short-term securities.

C000201972 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Investor P Shares
Trading Symbol	LIJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	6.11%	12.30%	7.13%	6.61%
Investor P Shares (with sales charge)	0.54	6.40	5.98	6.04
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2035 Fund Custom Benchmark	6.27	12.86	7.45	6.93

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,563,171,942
Holdings Count | Holding	12
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,563,171,942
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.4%
Fixed-Income Funds	33.4
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	39.2%
iShares Core MSCI Total International Stock ETF	21.3
iShares U.S. Securitized Bond Index Fund	7.6
iShares U.S. Intermediate Government Bond Index Fund	6.3
iShares TIPS Bond ETF	6.0
iShares U.S. Intermediate Credit Bond Index Fund	5.1
iShares U.S. Long Government Bond Index Fund	4.4
iShares U.S. Long Credit Bond Index Fund	4.0
iShares Developed Real Estate Index Fund, Class K	3.2
Master Small Cap Index Series	2.7
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	39.2%
iShares Core MSCI Total International Stock ETF	21.3
iShares U.S. Securitized Bond Index Fund	7.6
iShares U.S. Intermediate Government Bond Index Fund	6.3
iShares TIPS Bond ETF	6.0
iShares U.S. Intermediate Credit Bond Index Fund	5.1
iShares U.S. Long Government Bond Index Fund	4.4
iShares U.S. Long Credit Bond Index Fund	4.0
iShares Developed Real Estate Index Fund, Class K	3.2
Master Small Cap Index Series	2.7
(a)	Excludes short-term securities.

C000101148 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2035 Fund
Class Name	Class K Shares
Trading Symbol	LIJKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	6.32%	12.67%	7.45%	6.93%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2035 Fund Custom Benchmark	6.27	12.86	7.45	6.93

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,563,171,942
Holdings Count | Holding	12
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,563,171,942
Number of Portfolio Holdings	12
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	66.4%
Fixed-Income Funds	33.4
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	39.2%
iShares Core MSCI Total International Stock ETF	21.3
iShares U.S. Securitized Bond Index Fund	7.6
iShares U.S. Intermediate Government Bond Index Fund	6.3
iShares TIPS Bond ETF	6.0
iShares U.S. Intermediate Credit Bond Index Fund	5.1
iShares U.S. Long Government Bond Index Fund	4.4
iShares U.S. Long Credit Bond Index Fund	4.0
iShares Developed Real Estate Index Fund, Class K	3.2
Master Small Cap Index Series	2.7
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	39.2%
iShares Core MSCI Total International Stock ETF	21.3
iShares U.S. Securitized Bond Index Fund	7.6
iShares U.S. Intermediate Government Bond Index Fund	6.3
iShares TIPS Bond ETF	6.0
iShares U.S. Intermediate Credit Bond Index Fund	5.1
iShares U.S. Long Government Bond Index Fund	4.4
iShares U.S. Long Credit Bond Index Fund	4.0
iShares Developed Real Estate Index Fund, Class K	3.2
Master Small Cap Index Series	2.7
(a)	Excludes short-term securities.

C000101156 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Institutional Shares
Trading Symbol	LIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	9.48%	17.46%	10.02%	8.52%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2050 Fund Custom Benchmark	9.40	17.63	10.03	8.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,795,062,546
Holdings Count | Holding	9
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,795,062,546
Number of Portfolio Holdings	9
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	4.4
Money Market Funds	0.7
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	56.2%
iShares Core MSCI Total International Stock ETF	31.0
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.8
iShares U.S. Long Credit Bond Index Fund	3.0
iShares TIPS Bond ETF	1.3
iShares U.S. Long Government Bond Index Fund	0.2
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	56.2%
iShares Core MSCI Total International Stock ETF	31.0
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.8
iShares U.S. Long Credit Bond Index Fund	3.0
iShares TIPS Bond ETF	1.3
iShares U.S. Long Government Bond Index Fund	0.2
(a)	Excludes short-term securities.

C000101155 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Investor A Shares
Trading Symbol	LIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	9.31%	17.15%	9.73%	8.25%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2050 Fund Custom Benchmark	9.40	17.63	10.03	8.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,795,062,546
Holdings Count | Holding	9
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,795,062,546
Number of Portfolio Holdings	9
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	4.4
Money Market Funds	0.7
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	56.2%
iShares Core MSCI Total International Stock ETF	31.0
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.8
iShares U.S. Long Credit Bond Index Fund	3.0
iShares TIPS Bond ETF	1.3
iShares U.S. Long Government Bond Index Fund	0.2
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	56.2%
iShares Core MSCI Total International Stock ETF	31.0
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.8
iShares U.S. Long Credit Bond Index Fund	3.0
iShares TIPS Bond ETF	1.3
iShares U.S. Long Government Bond Index Fund	0.2
(a)	Excludes short-term securities.

C000201975 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Investor P Shares
Trading Symbol	LIPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	9.32%	17.17%	9.74%	8.25%
Investor P Shares (with sales charge)	3.58	11.01	8.56	7.67
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2050 Fund Custom Benchmark	9.40	17.63	10.03	8.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,795,062,546
Holdings Count | Holding	9
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,795,062,546
Number of Portfolio Holdings	9
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	4.4
Money Market Funds	0.7
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	56.2%
iShares Core MSCI Total International Stock ETF	31.0
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.8
iShares U.S. Long Credit Bond Index Fund	3.0
iShares TIPS Bond ETF	1.3
iShares U.S. Long Government Bond Index Fund	0.2
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	56.2%
iShares Core MSCI Total International Stock ETF	31.0
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.8
iShares U.S. Long Credit Bond Index Fund	3.0
iShares TIPS Bond ETF	1.3
iShares U.S. Long Government Bond Index Fund	0.2
(a)	Excludes short-term securities.

C000101157 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2050 Fund
Class Name	Class K Shares
Trading Symbol	LIPKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	9.48%	17.49%	10.07%	8.57%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2050 Fund Custom Benchmark	9.40	17.63	10.03	8.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,795,062,546
Holdings Count | Holding	9
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,795,062,546
Number of Portfolio Holdings	9
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	95.4%
Fixed-Income Funds	4.4
Money Market Funds	0.7
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	56.2%
iShares Core MSCI Total International Stock ETF	31.0
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.8
iShares U.S. Long Credit Bond Index Fund	3.0
iShares TIPS Bond ETF	1.3
iShares U.S. Long Government Bond Index Fund	0.2
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Large Cap Index Master Portfolio	56.2%
iShares Core MSCI Total International Stock ETF	31.0
iShares Developed Real Estate Index Fund, Class K	4.3
Master Small Cap Index Series	3.8
iShares U.S. Long Credit Bond Index Fund	3.0
iShares TIPS Bond ETF	1.3
iShares U.S. Long Government Bond Index Fund	0.2
(a)	Excludes short-term securities.

C000089948 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2025 Fund
Class Name	Investor C Shares
Trading Symbol	LPBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$74	1.46%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	4.38%	8.71%	4.39%	4.53%
Investor C Shares (with sales charge)	3.38	7.71	4.39	4.53
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 128,599,583
Holdings Count | Holding	29
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$128,599,583
Number of Portfolio Holdings	29
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	41.3%
Equity Funds	37.2
Money Market Funds	21.4
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	33.1%
Diversified Equity Master Portfolio	24.7
iShares TIPS Bond ETF	7.7
International Tilts Master Portfolio	4.6
BlackRock Tactical Opportunities Fund, Class K	3.6
iShares MSCI EAFE Small-Cap ETF	1.6
BlackRock Advantage Emerging Markets Fund, Class K	1.6
iShares Developed Real Estate Index Fund, Class K	1.1
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	33.1%
Diversified Equity Master Portfolio	24.7
iShares TIPS Bond ETF	7.7
International Tilts Master Portfolio	4.6
BlackRock Tactical Opportunities Fund, Class K	3.6
iShares MSCI EAFE Small-Cap ETF	1.6
BlackRock Advantage Emerging Markets Fund, Class K	1.6
iShares Developed Real Estate Index Fund, Class K	1.1
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000089950 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2025 Fund
Class Name	Class K Shares
Trading Symbol	LPBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$10	0.20%
Fund performance

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	5.01%	10.03%	5.69%	5.70%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 128,599,583
Holdings Count | Holding	29
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$128,599,583
Number of Portfolio Holdings	29
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	41.3%
Equity Funds	37.2
Money Market Funds	21.4
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	33.1%
Diversified Equity Master Portfolio	24.7
iShares TIPS Bond ETF	7.7
International Tilts Master Portfolio	4.6
BlackRock Tactical Opportunities Fund, Class K	3.6
iShares MSCI EAFE Small-Cap ETF	1.6
BlackRock Advantage Emerging Markets Fund, Class K	1.6
iShares Developed Real Estate Index Fund, Class K	1.1
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	33.1%
Diversified Equity Master Portfolio	24.7
iShares TIPS Bond ETF	7.7
International Tilts Master Portfolio	4.6
BlackRock Tactical Opportunities Fund, Class K	3.6
iShares MSCI EAFE Small-Cap ETF	1.6
BlackRock Advantage Emerging Markets Fund, Class K	1.6
iShares Developed Real Estate Index Fund, Class K	1.1
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000089951 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2025 Fund
Class Name	Class R Shares
Trading Symbol	LPBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2025 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	4.65%	9.30%	4.97%	4.96%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2025 Fund Custom Benchmark	3.78	8.98	5.03	5.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 128,599,583
Holdings Count | Holding	29
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$128,599,583
Number of Portfolio Holdings	29
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Fixed-Income Funds	41.3%
Equity Funds	37.2
Money Market Funds	21.4
Other Assets Less Liabilities	0.1
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	33.1%
Diversified Equity Master Portfolio	24.7
iShares TIPS Bond ETF	7.7
International Tilts Master Portfolio	4.6
BlackRock Tactical Opportunities Fund, Class K	3.6
iShares MSCI EAFE Small-Cap ETF	1.6
BlackRock Advantage Emerging Markets Fund, Class K	1.6
iShares Developed Real Estate Index Fund, Class K	1.1
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
BlackRock Diversified Fixed Income Fund, Class K	33.1%
Diversified Equity Master Portfolio	24.7
iShares TIPS Bond ETF	7.7
International Tilts Master Portfolio	4.6
BlackRock Tactical Opportunities Fund, Class K	3.6
iShares MSCI EAFE Small-Cap ETF	1.6
BlackRock Advantage Emerging Markets Fund, Class K	1.6
iShares Developed Real Estate Index Fund, Class K	1.1
BlackRock High Yield Bond Portfolio, Class K	0.5
(a)	Excludes short-term securities.

C000089964 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Institutional Shares
Trading Symbol	LPVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	11.20%	19.38%	10.39%	8.45%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	9.80	18.15	10.22	8.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 145,605,324
Holdings Count | Holding	27
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$145,605,324
Number of Portfolio Holdings	27
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	82.1%
Money Market Funds	18.6
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	57.6%
International Tilts Master Portfolio	12.9
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	3.1
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.5
BlackRock High Yield Bond Portfolio, Class K	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
iShares TIPS Bond ETF	0.2
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	57.6%
International Tilts Master Portfolio	12.9
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	3.1
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.5
BlackRock High Yield Bond Portfolio, Class K	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
iShares TIPS Bond ETF	0.2
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

C000089962 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Investor A Shares
Trading Symbol	LPVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	11.06%	19.01%	10.11%	8.18%
Investor A Shares (with sales charge)	5.23	12.76	8.93	7.60
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	9.80	18.15	10.22	8.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 145,605,324
Holdings Count | Holding	27
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$145,605,324
Number of Portfolio Holdings	27
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	82.1%
Money Market Funds	18.6
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	57.6%
International Tilts Master Portfolio	12.9
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	3.1
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.5
BlackRock High Yield Bond Portfolio, Class K	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
iShares TIPS Bond ETF	0.2
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	57.6%
International Tilts Master Portfolio	12.9
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	3.1
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.5
BlackRock High Yield Bond Portfolio, Class K	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
iShares TIPS Bond ETF	0.2
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

C000089963 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Investor C Shares
Trading Symbol	LPVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$83	1.58%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.58%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	10.63%	18.17%	9.28%	7.50%
Investor C Shares (with sales charge)	9.63	17.17	9.28	7.50
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	9.80	18.15	10.22	8.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 145,605,324
Holdings Count | Holding	27
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$145,605,324
Number of Portfolio Holdings	27
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	82.1%
Money Market Funds	18.6
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	57.6%
International Tilts Master Portfolio	12.9
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	3.1
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.5
BlackRock High Yield Bond Portfolio, Class K	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
iShares TIPS Bond ETF	0.2
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	57.6%
International Tilts Master Portfolio	12.9
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	3.1
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.5
BlackRock High Yield Bond Portfolio, Class K	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
iShares TIPS Bond ETF	0.2
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

C000089965 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Class K Shares
Trading Symbol	LPVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	11.38%	19.63%	10.67%	8.72%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	9.80	18.15	10.22	8.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 145,605,324
Holdings Count | Holding	27
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$145,605,324
Number of Portfolio Holdings	27
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	82.1%
Money Market Funds	18.6
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	57.6%
International Tilts Master Portfolio	12.9
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	3.1
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.5
BlackRock High Yield Bond Portfolio, Class K	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
iShares TIPS Bond ETF	0.2
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	57.6%
International Tilts Master Portfolio	12.9
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	3.1
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.5
BlackRock High Yield Bond Portfolio, Class K	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
iShares TIPS Bond ETF	0.2
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

C000089966 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Class R Shares
Trading Symbol	LPVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$54	1.02%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	10.94%	18.81%	9.89%	7.95%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	9.80	18.15	10.22	8.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 145,605,324
Holdings Count | Holding	27
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$145,605,324
Number of Portfolio Holdings	27
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	82.1%
Money Market Funds	18.6
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(1.7)
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	57.6%
International Tilts Master Portfolio	12.9
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	3.1
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.5
BlackRock High Yield Bond Portfolio, Class K	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
iShares TIPS Bond ETF	0.2
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
Diversified Equity Master Portfolio	57.6%
International Tilts Master Portfolio	12.9
iShares Developed Real Estate Index Fund, Class K	3.1
BlackRock Tactical Opportunities Fund, Class K	3.1
BlackRock Advantage Emerging Markets Fund, Class K	2.9
iShares MSCI EAFE Small-Cap ETF	2.5
BlackRock High Yield Bond Portfolio, Class K	0.5
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.3
iShares TIPS Bond ETF	0.2
BlackRock Diversified Fixed Income Fund, Class K	0.1
(a)	Excludes short-term securities.

C000101144 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Institutional Shares
Trading Symbol	LINIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	5.05%	10.72%	6.22%	6.07%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2030 Fund Custom Benchmark	5.04	10.97	6.28	6.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,293,695,236
Holdings Count | Holding	12
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,293,695,236
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	54.5%
Fixed-Income Funds	45.4
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	32.3%
iShares Core MSCI Total International Stock ETF	17.3
iShares U.S. Securitized Bond Index Fund	10.6
iShares U.S. Intermediate Credit Bond Index Fund	9.3
iShares U.S. Intermediate Government Bond Index Fund	9.1
iShares TIPS Bond ETF	7.0
iShares U.S. Long Government Bond Index Fund	6.2
iShares U.S. Long Credit Bond Index Fund	3.2
iShares Developed Real Estate Index Fund, Class K	2.5
Master Small Cap Index Series	2.5
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	32.3%
iShares Core MSCI Total International Stock ETF	17.3
iShares U.S. Securitized Bond Index Fund	10.6
iShares U.S. Intermediate Credit Bond Index Fund	9.3
iShares U.S. Intermediate Government Bond Index Fund	9.1
iShares TIPS Bond ETF	7.0
iShares U.S. Long Government Bond Index Fund	6.2
iShares U.S. Long Credit Bond Index Fund	3.2
iShares Developed Real Estate Index Fund, Class K	2.5
Master Small Cap Index Series	2.5
(b)Excludes short-term securities.
C000101143 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Investor A Shares
Trading Symbol	LINAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	4.93%	10.51%	5.95%	5.81%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2030 Fund Custom Benchmark	5.04	10.97	6.28	6.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,293,695,236
Holdings Count | Holding	12
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,293,695,236
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	54.5%
Fixed-Income Funds	45.4
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	32.3%
iShares Core MSCI Total International Stock ETF	17.3
iShares U.S. Securitized Bond Index Fund	10.6
iShares U.S. Intermediate Credit Bond Index Fund	9.3
iShares U.S. Intermediate Government Bond Index Fund	9.1
iShares TIPS Bond ETF	7.0
iShares U.S. Long Government Bond Index Fund	6.2
iShares U.S. Long Credit Bond Index Fund	3.2
iShares Developed Real Estate Index Fund, Class K	2.5
Master Small Cap Index Series	2.5
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	32.3%
iShares Core MSCI Total International Stock ETF	17.3
iShares U.S. Securitized Bond Index Fund	10.6
iShares U.S. Intermediate Credit Bond Index Fund	9.3
iShares U.S. Intermediate Government Bond Index Fund	9.1
iShares TIPS Bond ETF	7.0
iShares U.S. Long Government Bond Index Fund	6.2
iShares U.S. Long Credit Bond Index Fund	3.2
iShares Developed Real Estate Index Fund, Class K	2.5
Master Small Cap Index Series	2.5
(b)Excludes short-term securities.
C000201971 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Investor P Shares
Trading Symbol	LIDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	4.94%	10.46%	5.94%	5.81%
Investor P Shares (with sales charge)	(0.57)	4.66	4.81	5.24
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2030 Fund Custom Benchmark	5.04	10.97	6.28	6.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,293,695,236
Holdings Count | Holding	12
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,293,695,236
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	54.5%
Fixed-Income Funds	45.4
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	32.3%
iShares Core MSCI Total International Stock ETF	17.3
iShares U.S. Securitized Bond Index Fund	10.6
iShares U.S. Intermediate Credit Bond Index Fund	9.3
iShares U.S. Intermediate Government Bond Index Fund	9.1
iShares TIPS Bond ETF	7.0
iShares U.S. Long Government Bond Index Fund	6.2
iShares U.S. Long Credit Bond Index Fund	3.2
iShares Developed Real Estate Index Fund, Class K	2.5
Master Small Cap Index Series	2.5
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	32.3%
iShares Core MSCI Total International Stock ETF	17.3
iShares U.S. Securitized Bond Index Fund	10.6
iShares U.S. Intermediate Credit Bond Index Fund	9.3
iShares U.S. Intermediate Government Bond Index Fund	9.1
iShares TIPS Bond ETF	7.0
iShares U.S. Long Government Bond Index Fund	6.2
iShares U.S. Long Credit Bond Index Fund	3.2
iShares Developed Real Estate Index Fund, Class K	2.5
Master Small Cap Index Series	2.5
(b)Excludes short-term securities.
C000101145 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Index 2030 Fund
Class Name	Class K Shares
Trading Symbol	LINKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	5.12%	10.83%	6.27%	6.13%
Russell 1000® Index	14.24	23.88	14.61	12.51
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35
LifePath Index 2030 Fund Custom Benchmark	5.04	10.97	6.28	6.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,293,695,236
Holdings Count | Holding	12
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,293,695,236
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Equity Funds	54.5%
Fixed-Income Funds	45.4
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(—)(a)
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	32.3%
iShares Core MSCI Total International Stock ETF	17.3
iShares U.S. Securitized Bond Index Fund	10.6
iShares U.S. Intermediate Credit Bond Index Fund	9.3
iShares U.S. Intermediate Government Bond Index Fund	9.1
iShares TIPS Bond ETF	7.0
iShares U.S. Long Government Bond Index Fund	6.2
iShares U.S. Long Credit Bond Index Fund	3.2
iShares Developed Real Estate Index Fund, Class K	2.5
Master Small Cap Index Series	2.5
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
Large Cap Index Master Portfolio	32.3%
iShares Core MSCI Total International Stock ETF	17.3
iShares U.S. Securitized Bond Index Fund	10.6
iShares U.S. Intermediate Credit Bond Index Fund	9.3
iShares U.S. Intermediate Government Bond Index Fund	9.1
iShares TIPS Bond ETF	7.0
iShares U.S. Long Government Bond Index Fund	6.2
iShares U.S. Long Credit Bond Index Fund	3.2
iShares Developed Real Estate Index Fund, Class K	2.5
Master Small Cap Index Series	2.5
(b)Excludes short-term securities.